UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada February 9, 2011
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 4,646,844
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
12/31/2010

AGNICO-EAGLE MINES     Com 008474108  107872 1408250  SHS Sole None 1408250
BANK OF MONTREAL       Com 063671101  68154  1185700  SHS Sole None 1185700
BANK OF NOVA SCOTIA    Com 064149107  62871  1101066  SHS Sole None 1101066
BARRICK GOLD CORP      Com 067901108  281934 5307500  SHS Sole None 5307500
BCE INC                Com 05534B760  10560  298820   SHS Sole None 298820
CAE INC.               Com 124765108  61508  5343900  SHS Sole None 5343900
CAMECO CORP            Com 13321L108  117715 2920975  SHS Sole None 2920975
CANADIAN NATIONAL RAIL Com 136375102  79325  1195557  SHS Sole None 1195557
CANADIAN NATURAL RESOU Com 136385101  145626 3283561  SHS Sole None 3283561
CANADIAN PACIFIC RAILW Com 13645T100  78909  1220175  SHS Sole None 1220175
CELESTICA INC          Com 15101Q108  64959  6731545  SHS Sole None 6731545
ENBRIDGE INC           Com 29250N105  900    1134134  SHS Sole None 1134134
ENCANA CORP            Com 292505104  115463 3969165  SHS Sole None 3969165
GOLDCORP INC           Com 380956409  139520 3040975  SHS Sole None 3040975
IMPERIAL OIL LTD       Com 453038408  129136 3182251  SHS Sole None 3182251
MAGNA INTERNATIONAL CL ClA 559222401 109272 2105034 SHS Sole None 2105034 MANULIFE FINANCIAL COR Com 56501R106 171514 10000800 SHS Sole None10000800
POTASH CORP            Com 73755L107  269029 1741850  SHS Sole None 1741850
PRECISION DRILLING TRU Com 740215108  98277  10237153 SHS Sole None10237153
ROGERS COMMUNICATIONS  ClB 775109200  1097   31700    SHS Sole None 31700
ROYAL BANK OF CANADA   Com 780087102  243471 4660616  SHS Sole None 4660616
SHAW COMMUNICATIONS IN ClB 82028K200  128    6000     SHS Sole None 6000
SUNCOR ENERGY INC      Com 8677229106 257600 6882177  SHS Sole None 6882177
TALISMAN ENERGY INC    Com 87425E103  184812 8354975  SHS Sole None 8354975
TECK RESOURCES LTD. CL clB 878742204  85706  1387050  SHS Sole None 1387050
THOMSON REUTERS COPR   Com 884903105  87348  2360050  SHS Sole None 2360050
TORONTO-DOMINION BANK  Com 891160509  305383 4112908  SHS Sole None 4112908
TRANSCANADA CORP       Com 89353D107  11211  295100   SHS Sole None 295100
ACCENTURE PLC - CL A   ClA G1151C101  28545  591865   SHS Sole None 591865
AFLAC INC              Com 001055102  49006  873150   SHS Sole None 873150
ANADARKO PETROLEUM COR Com 032511107  36147  477200   SHS Sole None 477200
APPLIED MATERIALS INC  Com 038222105  25514  1825800  SHS Sole None 1825800
BANK OF AMERICA CORP   Com 060505104  45030  3393887  SHS Sole None 3393887
BARRICK GOLD CORP      Com 067901108  46856  881075   SHS Sole None 881075
BEST BUY CO INC        Com 086516101  41056  1203823  SHS Sole None 1203823
BOEING CO              Com 097023105  41706  642551   SHS Sole None 642551
CHECK POINT SOFTWARE T Com M22465104  18206  395700   SHS Sole None 395700
CHESAPEAKE ENERGY CORP Com 165167107  18847  731350   SHS Sole None 731350
CHUBB CORP             Com 171232101  356    6000     SHS Sole None 6000
DELL INC.              Com 24702R101  35705  2649352  SHS Sole None 2649352
EATON CORP             Com 278058102  18408  182325   SHS Sole None 182325
EXXON MOBIL CORP       Com 30231G102  34258  471068   SHS Sole None 471068
FLUOR CORP             Com 343412102  32598  494650   SHS Sole None 494650
GOLDMAN SACHS GROUP IN Com 38141G104  48642  290833   SHS Sole None 290833
INTEL CORP             Com 458140100  44943  2148675  SHS Sole None 2148675
INTL BUSINESS MACHINES Com 459200101  29731  203681   SHS Sole None 203681
JOHNSON & JOHNSON      Com 478160104  55920  909025   SHS Sole None 909025
JPMORGAN CHASE & CO    Com 46625H100  43048  1020326  SHS Sole None 1020326
MARATHON OIL CORP      Com 565849106  28838  783000   SHS Sole None 783000
MCGRAW-HILL COMPANIES  Com 580645109  44162  1219500  SHS Sole None 1219500
MICROSOFT CORPORATION  Com 594918104  74786  2694104  SHS Sole None 2694104
MONSANTO CO            Com 61166W101  54720  790025   SHS Sole None 790025
NABORS INDUSTRIES LTD  Com G6359F103  27057  1159600  SHS Sole None 1159600
NEWMONT MINING CORP    Com 651639106  26275  430050   SHS Sole None 430050
NOKIA CORP - SPON ADR  Spo 654902204  0      25       SHS Sole None 25
NORFOLK SOUTHERN CORP  Com 655844108  28833  461475   SHS Sole None 461475
PITNEY BOWES INC       Com 724479100  26569  1104750  SHS Sole None 1104750
QUALCOMM INC           Com 747525103  25972  527650   SHS Sole None 527650
SCHLUMBERGER LTD       Com 806857108  47273  569217   SHS Sole None 569217
SPECTRA ENERGY CORP    Com 847560109  40573  1632400  SHS Sole None 1632400
STATE STREET CORP      Com 857477103  36003  781149   SHS Sole None 781149
SUNCOR ENERGY INC      Com 867224107  28394  741550   SHS Sole None 741550
THE WALT DISNEY CO.    Com 254687106  27143  727557   SHS Sole None 727557
TRANSOCEAN LIMITED     Com H8817H100  37953  548980   SHS Sole None 548980
VANGUARD HIGH YIELD CO Com 922031760  190    33518    SHS Sole None 33518
VANGUARD INTM TERM INV Com 922031810  486    49307    SHS Sole None 49307
VANGUARD INTRM TRM BON Com 921937306  980    87886    SHS Sole None 87886
WAL-MART STORES INC    Com 931142103  18627  347275   SHS Sole None 347275
WELLPOINT HEALTH NETWO Com 94973V107  26552  469512   SHS Sole None 469512
WELLS FARGO & COMPANY  Com 949746101  35750  1159850  SHS Sole None 1159850
XEROX CORPORATION      Com 984121103  25881  2258833  SHS Sole None 2258833